S000038876 [Member] Expense Example - FlexShares International Quality Dividend Index Fund - FlexShares International Quality Dividend Index Fund	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 48
Expense Example, with Redemption, 3 Years	155
Expense Example, with Redemption, 5 Years	272
Expense Example, with Redemption, 10 Years	$ 614